RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2025
RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of condensed balance sheet

	2024	2025	2025
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	3,202	113	16
Due from inter-companies	237,293	241,239	33,951
Due from related parties	2,943	4,628	651
Total current assets	243,438	245,980	34,618
Investment in unconsolidated subsidiaries	(256,294)	(262,051)	(36,880)
Total assets	(12,856)	(16,071)	(2,262)
LIABILITIES
Current liabilities
Other payables	18,435	7,265	1,022
Total current liabilities	18,435	7,265	1,022
Total liabilities	18,435	7,265	1,022
Total shareholders’ deficit	(31,291)	(23,336)	(3,284)
Total liabilities and shareholders’ deficit	(12,856)	(16,071)	(2,262)

Schedule of condensed statement of income and comprehensive income

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Revenues	—	—	—	—
Operating expenses
General and administrative	(5,019)	(16,267)	(30,286)	(4,262)
Loss from operations	(5,019)	(16,267)	(30,286)	(4,262)
Equity method income (loss)	60,354	36,984	(23,017)	(3,239)
Interest expense	(3)	(5)	(25)	(4)
income (loss) before income taxes	55,332	20,712	(53,328)	(7,505)
Income tax expense	—	—	—	—

Net income (loss)	55,332	20,712	(53,328)	(7,505)
Other comprehensive loss
Foreign currency translation difference	(214)	172	(203)	(29)
Total comprehensive income (loss)	55,118	20,884	(53,531)	(7,534)

Schedule of condensed statement of cash flows

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Net cash used in operating activities	(19,864)	(20,945)	(41,267)	(5,808)
Net cash provided by financing activities	17,636	20,023	38,381	5,402
Net decrease in cash and cash equivalents	(2,228)	(922)	(2,886)	(406)
Cash and cash equivalents, beginning of year	6,394	3,952	3,202	451
Effect of exchange rate changes on cash and cash equivalents	(214)	172	(203)	(29)
Cash and cash equivalents, end of year	3,952	3,202	113	16